Form N-1A Cover	Jul. 18, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	CROSSMARK ETF TRUST
Entity Central Index Key	0002062986
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 18, 2025
Prospectus Date	Jul. 18, 2025